consolidated statements of financial position - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and temporary investments, net	$ 869	$ 864
Accounts receivable	3,689	3,597
Income and other taxes receivable	161	205
Inventories	629	484
Contract assets	465	445
Prepaid expenses	769	682
Current derivative assets	65	36
Total	6,647	6,313
Non-current assets
Property, plant and equipment, net	17,337	17,248
Intangible assets, net	20,593	19,721
Goodwill, net	10,544	10,058
Contract assets	325	303
Other long-term assets	2,577	2,493
Total	51,376	49,823
Assets	58,023	56,136
Current liabilities
Short-term borrowings	922	104
Accounts payable and accrued liabilities	3,630	3,391
Income and other taxes payable	142	126
Dividends payable	605	550
Advance billings and customer deposits	1,039	971
Provisions	236	317
Current maturities of long-term debt	3,246	3,994
Current derivative liabilities	11	25
Total	9,831	9,478
Non-current liabilities
Provisions	686	744
Long-term debt	25,608	23,355
Other long-term liabilities	869	867
Deferred income taxes	4,231	4,390
Total	31,394	29,356
Liabilities	41,225	38,834
Owners' equity
Common equity	15,620	16,112
Non-controlling interests	1,178	1,190
Total	16,798	17,302
Total	58,023	56,136
Contingent liabilities